Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 129.8%

New York — 126.2%

Corporate — 3.0%
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$930	$912,097
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	12,070	15,030,771

		15,942,868

County/City/Special District/School District — 25.2%
City of New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 08/01/32	490	524,766
Fiscal 2014, Series E, 5.00%, 08/01/32	2,040	2,248,060
Series E, 5.50%, 08/01/25	5,435	6,093,776
City of New York, GO:
Series A-1, 5.00%, 08/01/21(a)	1,950	2,052,706
Sub-Series A-1, 5.00%, 08/01/33	2,100	2,313,612
Sub-Series D-1, 5.00%, 10/01/21(a)	2,750	2,914,065
Sub-Series D-1, 5.00%, 10/01/33	5,600	5,843,432
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	1,300	1,433,003
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/56(b)	7,825	1,635,660
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	7,370	7,828,193
5.00%, 11/15/45	13,995	14,872,067
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(b)	5,000	2,739,450
(AMBAC), 5.00%, 01/01/39	1,750	1,750,875
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	1,000	1,003,500
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,400	6,409,664
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	2,250	2,253,330
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,675	9,679,354

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, CAB, PILOT, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/43(b)	$4,330	$1,996,217
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	1,000	1,098,260
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,879,584
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	4,000	4,508,200
Future Tax Secured Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	1,025	1,194,463
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	3,320	3,531,916
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	975	1,102,442
Series A-2, 5.00%, 08/01/38	4,105	4,750,019
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,796,918
County of Nassau New York, GO:
Series A, 5.00%, 01/15/31	1,770	2,140,284
General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	2,185	2,564,600
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	800	925,480
5.00%, 02/15/42	6,225	7,152,463
4.00%, 02/15/44	2,685	2,884,415
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, Series B(b):
CAB, Sub Lien, 0.00%, 11/15/32	685	477,431
0.00%, 11/15/42	2,640	1,197,319
0.00%, 11/15/47	6,740	2,438,936
0.00%, 11/15/48	3,550	1,226,738
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(c)	6,110	5,631,526
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,687,089
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,082,980
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,128,910
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	1,090	1,141,448
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	3,725	3,928,385

		134,061,536

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 21.0%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	$250	$268,055
5.00%, 12/01/32	100	106,683
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	525	577,458
Manhattan College Project, 4.00%, 08/01/42	975	979,495
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	110,573
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	2,265	2,579,699
American Museum of Natural History, 5.00%, 07/01/41	825	929,717
Wildlife Conservation Society, 5.00%, 08/01/42	750	801,765
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,740	5,817,375
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 05/01/31	2,305	2,389,755
5.25%, 05/01/32	1,000	1,027,810
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project:
5.00%, 05/01/28	750	877,830
Series A, 5.00%, 05/01/29	4,060	4,738,548
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 04/01/21(a)	1,040	1,083,732
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	685	773,434
5.00%, 07/01/48	1,030	1,144,093

Security	Par (000)	Value

Education (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	$1,180	$1,358,912
4.00%, 07/01/46	2,235	2,393,216
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	815	914,283
5.00%, 07/01/43	2,940	3,254,786
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 07/01/21(a)	3,885	4,053,764
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 07/01/23(a)	1,440	1,625,990
4.00%, 07/01/39	500	531,180
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,260,222
5.00%, 12/01/36	1,150	1,216,021
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	500	507,630
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(a):
5.25%, 01/01/21	860	885,525
5.50%, 01/01/21	500	515,650
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	675	678,490
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 05/01/21(a)	2,075	2,177,920
Fordham University, Series A, 5.00%, 07/01/21(a)	325	340,876
Fordham University, Series A, 5.50%, 07/01/21(a)	1,550	1,634,599
General Purpose, Series A, 5.00%, 02/15/23(a)	5,500	6,131,455
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	4,580	6,338,766
New York University, Series B, 5.00%, 07/01/22(a)	600	654,294

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
State of New York Dormitory Authority, RB:
New York University, Series B, 5.00%, 07/01/22(a)	$3,240	$3,533,188
State University Dormitory Facilities, Series A, 5.00%, 07/01/21(a)	1,500	1,573,770
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 4.00%, 07/01/37	240	267,890
Barnard College, Series A, 5.00%, 07/01/43	2,520	2,923,452
Cornell University, Series A, 5.00%, 07/01/40	700	703,626
Fordham University, 5.00%, 07/01/44	2,130	2,274,265
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,513,805
New York University, Series A, 5.00%, 07/01/22(a)	4,775	5,207,090
New York University, Series A, 5.00%, 07/01/22(a)	3,955	4,312,888
Series B, 5.00%, 02/15/37	2,130	2,480,917
St. John’s University, Series A, 5.00%, 07/01/37	2,240	2,500,915
State University Dormitory Facilities, Series A, 5.00%, 07/01/22(a)	1,490	1,624,830
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(a)	4,195	4,769,505
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(a)	8,735	9,931,084
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	2,490	2,830,532
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	1,475	1,700,985
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,645	1,811,918

Security	Par (000)	Value

Education (continued)
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(d)	$985	$1,035,127

		111,675,388

Health — 8.0%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	2,200	2,205,060
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	2,760	2,805,871
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	800	813,472
5.00%, 12/01/46	1,280	1,380,531
Series A, 5.00%, 12/01/32	830	885,469
Series A, 5.00%, 12/01/37	350	365,589
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	5,650	5,822,833
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM), 3.00%, 12/01/44	2,775	2,412,641
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	625	663,719
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	1,866,075
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 6.00%, 07/01/20(a)	400	403,324
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,012,750
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	300	303,825
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/45	745	752,793
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,625	3,019,485

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(a)	$4,000	$4,162,720
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(a)	9,220	9,631,765
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	3,525	3,875,914

		42,383,836

Housing — 7.9%
City of New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	6,865	7,615,894
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	1,675	1,844,493
Sustainable Neighborhood Bonds, 3.95%, 11/01/36	550	577,429
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	1,230	1,288,007
Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	1,245	1,281,740
Sustainable Neighborhood, Series B-1-A, 3.75%, 11/01/54	1,725	1,784,202
New York City Housing Development Corp., RB, M/F Housing, Sustainable Neighborhood Bonds, 4.05%, 11/01/41	550	579,068
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D-1-B, 4.20%, 11/01/40	550	566,115
State of New York HFA, RB:
M/F Affordable Housing, Green Bond, Climate Bond Certified, Series D (SONYMA), 3.80%, 11/01/49	2,050	2,143,275
M/F Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	1,045	1,102,883
M/F Affordable Housing, Series E (SONYMA), 3.80%, 11/01/49	1,130	1,180,816
M/F Housing, Climate Bond Certified, 3.15%, 11/01/54	1,315	1,316,157

Security	Par (000)	Value

Housing (continued)
State of New York HFA, RB:
M/F Housing, Green Bonds, Series H, 4.15%, 11/01/43	$1,650	$1,768,618
M/F Housing, Green Bonds, Series H, 4.20%, 11/01/48	1,095	1,169,088
M/F Housing, St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	1,500	1,501,740
State of New York Mortgage Agency, Refunding RB:
S/F Housing, Series 194, AMT, 3.80%, 04/01/28	3,780	4,003,322
S/F Housing, Series 213, 4.20%, 10/01/43	2,305	2,506,273
S/F Housing, Series 225, 2.45%, 10/01/45	500	447,690
S/F Housing, Series 225, 2.55%, 04/01/50	2,130	1,935,190
Series 190, 3.80%, 10/01/40	3,470	3,589,923
Series 218, AMT, 3.60%, 04/01/33	1,095	1,159,276
Series 218, AMT, 3.85%, 04/01/38	395	416,851
Yonkers Industrial Development Corp., RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,445	2,449,523

		42,227,573

State — 12.5%
City of New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 07/15/36	1,910	2,281,495
City of New York Transitional Finance Authority Building Aid Revenue, BARB, Fiscal 2015, Series S-1, 5.00%, 07/15/37	2,000	2,223,460
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	6,070	6,592,445
City of New York Transitional Finance Authority Future Tax Secured, RB, Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/42	7,175	8,155,966
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	3,835	4,206,650
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/39	1,610	1,889,222
Bidding Group Bond, 4.00%, 02/15/46	2,835	2,994,100
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,058,880
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	2,280	2,629,387

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, RB:
Group C, Sales Tax, Series A, 5.00%, 03/15/41	$8,550	$9,810,185
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	3,900	4,175,457
Series A, 5.00%, 02/15/42	3,000	3,464,820
Series B, 5.00%, 03/15/37	2,000	2,265,600
State Personal Income Tax, Series A, 5.00%, 02/15/23(a)	1,000	1,114,810
Unrefunded, Series B, 5.00%, 03/15/42	7,500	7,922,250
State of New York Dormitory Authority, Refunding RB, Group 3, Series E, 5.00%, 03/15/41	3,335	3,923,928
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	2,000	2,176,640

		66,885,295

Tobacco — 2.5%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 06/01/48	820	722,404
Asset-Backed, 4.75%, 06/01/39	2,190	1,985,564
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	425	439,871
Series A-2B, 5.00%, 06/01/45	2,460	2,261,207
Series A-2B, 5.00%, 06/01/51	800	698,984
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,650	1,767,167
5.25%, 05/15/40	2,250	2,364,502
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	310	341,493
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	3,305	2,797,682

		13,378,874

Transportation — 28.1%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	1,545	1,764,282
Toll Bridge System, 5.00%, 01/01/42	1,250	1,438,437
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	3,875,305
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	3,465	3,811,257
Green Bond, SubSeries B-1, 5.00%, 11/15/51	2,815	3,079,103

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	$3,000	$3,206,370
Series A, 5.00%, 11/15/21(a)	1,000	1,064,840
Series A, 5.00%, 05/15/23(a)	1,000	1,124,370
Series A-1, 5.25%, 11/15/23(a)	2,565	2,953,777
Series A-1, 5.25%, 11/15/23(a)	2,840	3,270,459
Series D, 5.25%, 11/15/21(a)	765	817,448
Series E, 5.00%, 11/15/38	7,785	7,976,978
Series E, 5.00%, 11/15/43	4,000	4,065,960
Series H, 5.00%, 11/15/22(a)	930	1,027,780
Series H, 5.00%, 11/15/31	760	768,223
Sub-Series B, 5.00%, 11/15/23(a)	3,250	3,714,425
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Sub-Series A-3 (AGM), 4.00%, 11/15/46	1,035	1,030,663
Green Bonds, Series A-1, 5.25%, 11/15/57	1,795	1,868,990
Sereis C-1, 5.00%, 11/15/56	2,350	2,402,358
Series D, 5.25%, 11/15/20(a)	1,000	1,023,940
Series D, 5.25%, 11/15/21(a)	2,685	2,869,084
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,980,276
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	3,670,275
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	2,155	2,198,100
5.00%, 07/01/46	1,735	1,755,299
5.25%, 01/01/50	10,730	10,939,235
(AGM), 4.00%, 07/01/41	1,575	1,605,775
Niagara Frontier Transportation Authority, Refunding ARB, Buffalo Niagara International Airport, AMT:
5.00%, 04/01/34	125	136,433
5.00%, 04/01/35	110	119,574
5.00%, 04/01/36	120	130,259
5.00%, 04/01/37	140	151,992
5.00%, 04/01/38	70	75,933
5.00%, 04/01/39	95	102,897
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 220th Series, AMT, 4.00%, 11/01/59	5,895	5,954,186
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,514,875

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	$1,000	$1,037,800
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,535,850
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	5,165	5,326,768
178th Series, AMT, 5.00%, 12/01/33	1,140	1,241,414
179th Series, 5.00%, 12/01/38	1,390	1,505,092
195th Series, AMT, 5.00%, 04/01/36	1,500	1,668,690
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	735	742,490
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	793,613
Consolidated,186th Series, AMT, 5.00%, 10/15/44	1,000	1,067,440
Series G, JFK International Air Terminal (NPFGC), 5.75%, 12/01/25	3,500	3,513,020
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.00%, 01/01/41	2,110	2,314,607
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/22(a)	4,225	4,525,355
General, Series I, 5.00%, 01/01/22(a)	3,250	3,477,760
General, Series J, 5.00%, 01/01/41	6,275	6,768,027
General, Series K, 5.00%, 01/01/29	2,225	2,488,440
General, Series K, 5.00%, 01/01/31	1,500	1,668,690
Series L, 5.00%, 01/01/34	840	976,760
Series L, 5.00%, 01/01/35	970	1,123,134
Subordinate, Series B, 4.00%, 01/01/53	985	1,009,556
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,133,119
5.00%, 11/15/45	1,500	1,670,595
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(b)	9,700	6,850,625
General, Series A, 5.00%, 11/15/38	1,000	1,076,070
General, Series A, 5.25%, 11/15/45	1,460	1,635,127
General, Series A, 5.00%, 11/15/50	4,500	4,945,320

Security	Par (000)	Value

Transportation (continued)
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	$1,050	$1,246,466

		149,830,986

Utilities — 18.0%
City of New York Municipal Water & Sewer System, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	4,140	4,798,301
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,004,500
Fiscal 2015, Series HH, 5.00%, 06/15/39	3,000	3,395,460
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 06/15/31	1,500	1,506,750
City of New York Water & Sewer System, RB:
2nd General Resolution Revenue Bonds, 3.00%, 06/15/50	970	894,922
Series DD-1, 4.00%, 06/15/49	1,365	1,494,375
City of New York Water & Sewer System, Refunding RB, Series EE, 5.00%, 06/15/40	5,170	6,025,066
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,185	1,334,239
Long Island Power Authority, RB:
5.00%, 09/01/37	3,825	4,468,403
5.00%, 09/01/35	2,000	2,359,920
General, 5.00%, 09/01/47	1,075	1,211,794
General, Electric Systems, 5.00%, 09/01/36	975	1,126,359
General, Electric Systems, 5.00%, 09/01/42	335	379,330
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(a)	3,775	3,933,512
Long Island Power Authority, Refunding RB, Electric System, Series B:
5.00%, 09/01/41	590	659,526
5.00%, 09/01/46	825	916,732

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
State of New York Environmental Facilities Corp., RB, Series B:
Green Bonds, 5.00%, 03/15/45	$5,145	$5,809,734
Revolving Funds, Green Bonds, 5.00%, 09/15/40	1,195	1,369,996
Subordinated SRF Bonds, 5.00%, 06/15/48	1,345	1,591,135
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	2,100	2,187,759
Series A, 5.00%, 06/15/40	4,275	4,909,666
Series A, 5.00%, 06/15/45	18,920	21,404,764
State of New York Power Authority, Refunding RB, Series A:
5.00%, 11/15/38	4,920	5,195,225
4.00%, 11/15/60(d)	6,550	6,906,385
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	9,960	10,994,944

		95,878,797

Total Municipal Bonds in New York		672,265,153

Guam — 0.3%

Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20(a)	1,380	1,403,916

Puerto Rico — 3.3%

State — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(b)	3,287	755,879
Series A-1, 5.00%, 07/01/58	675	630,463
Series A-2, 4.33%, 07/01/40	328	292,937
Series A-2, 4.78%, 07/01/58	123	110,723
Series B-1, 4.75%, 07/01/53	746	672,355
Series B-1, 5.00%, 07/01/58	9,024	8,423,994
Series B-2, 4.33%, 07/01/40	7,120	6,342,638
Series B-2, 4.78%, 07/01/58	722	643,649

Total Municipal Bonds in Puerto Rico		17,872,638

Total Municipal Bonds — 129.8% (Cost — $663,057,899)		691,541,707

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 35.9%

County/City/Special District/School District — 5.1%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	$3,500	$3,885,210
City of New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	4,125	4,297,219
Sub-Series F-1, 5.00%, 05/01/38	4,123	4,754,679
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(a)	6,030	6,242,331
5.75%, 02/15/47	3,709	3,840,093
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	3,645	3,883,638

		26,903,170

Education — 1.4%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,168,307
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/21(a)	5,198	5,453,653

		7,621,960

Housing — 4.0%
City of New York Housing Development Corp., RB, M/F Housing:
Series C1-A, 4.00%, 11/01/53	2,733	2,857,728
Sustainable Neighborhood Bonds, Series B1-A, 3.85%, 05/01/58	2,625	2,728,294
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	4,370	4,676,818
State of New York HFA, RB, M/F Affordable Housing, Green Bond, Climate Bond Certified, Series I, 4.05%, 11/01/48	5,457	5,771,609
State of New York HFA, Refunding RB, Series C (SONYMA, Fannie Mae), 3.85%, 11/01/39	2,413	2,568,545

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 192, 3.80%, 10/01/31	$2,471	$2,637,573

		21,240,567

State — 5.1%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,995	9,206,802
4.00%, 10/15/32	8,000	8,775,280
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	2,000	2,401,020
General Purpose, Series C, 5.00%, 03/15/41	1,650	1,694,517
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(f)	3,549	4,167,620
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	1,001	1,118,630

		27,363,869

Transportation — 14.6%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,000	18,875,172
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/25	7,990	8,328,301
Consolidated, Series 169th, AMT, 5.00%, 10/15/26	6,000	6,251,580
Consolidated, Series 210th, 5.00%, 09/01/48	4,760	5,410,168
Series194th, 5.25%, 10/15/55	3,900	4,298,346
State of New York Thruway Authority, Refunding RB:
Subordinate, Series B, 4.00%, 01/01/45(f)	5,953	6,136,479
Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	3,940	4,119,743
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/46	15,000	16,828,650

Security	Par (000)	Value

Transportation (continued)
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	$6,675	$7,719,637

		77,968,076

Utilities — 5.7%
City of New York Municipal Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2018, 5.00%, 06/15/38(f)	1,391	1,621,853
Water & Sewer System, Fiscal 2011, Series HH, 5.00%, 06/15/32	9,900	10,249,866
Water & Sewer System, Fiscal 2012, Series BB, 5.00%, 06/15/44	3,991	4,199,131
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	5,998	6,621,462
Restructuring, Series A, 5.00%, 12/15/35	3,500	4,103,225
Restructuring, Series B, 4.00%, 12/15/35	2,980	3,271,265

		30,066,802

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.9% (Cost — $185,338,172)		191,164,444

Total Long-Term Investments — 165.7% (Cost — $848,396,071)		882,706,151

	Shares

Short-Term Securities — 0.8%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.02%(g)(h)	4,329,211	4,329,211

Total Short-Term Securities — 0.8% (Cost — $4,329,211)		4,329,211

Total Investments — 166.5% (Cost — $852,725,282)		887,035,362

Other Assets Less Liabilities — 0.0%		283,013

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.1)%		(107,159,577)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (46.4)%		(247,380,342)

Net Assets Applicable to Common Shares — 100.0%		$532,778,456

8

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to January 1, 2028 is $12,422,082.

(g)	Annualized 7-day yield as of period end.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	2,369,681	1,959,530	(b)	—	4,329,211	$4,329,211	$10,217	$(267)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased/(sold)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

S/F — Single-Family

SRF — State Revolving Fund

9

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$882,706,151	$—	$882,706,151
Short-Term Securities	4,329,211	—	—	4,329,211

	$4,329,211	$882,706,151	$—	$887,035,362

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(106,716,975)	$—	$(106,716,975)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(354,416,975)	$—	$(354,416,975)

10